UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549"

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and address of Issuer:    The BBH Fund, Inc.
                                       40 Water Street
                                       Boston, MA  02109"

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        The BBH Inflation-Indexed Securities Fund
        The BBH International Equity Fund
        The BBH Broad Market Fixed Income Fund
        The BBH Tax-Efficient Equity Fund


3.      Investment Company Act File Number: 811-06139
        Securities Act File Number:          33-48605

4(a).   Last day of fiscal year for which this notice is filed:
         October 31, 2004

4(b).   [ ] Check box if this Form is being  filed  late
             (i.e.,  more than 90
        calendar days after the end of the issuer's
         fiscal year). (See
        Instruction A.2)

        Note: If Form is being filed late, interest must be paid on the registration fee due.

4(c).   [] Check the box if this is the last time the
         issuer  will be filing
        this Form.

5.      Calculation of registration fee:

        (i)  Aggregate sale price of securities sold
             during the
             fiscal year pursuant to section 24(f):

            The BBH Inflation-Indexed Securities Fund    238,307,378.86
            The BBH International Equity Fund 	        123,708,183.00
            The BBH Broad Market Fixed Income Fund     67,950,093.00
            The BBH Tax-Efficient Equity Fund          9,997,283.00

        (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:


            The BBH Inflation-Indexed Securities Fund    207,932,157.86
            The BBH International Equity Fund             72,121,422.00
            The BBH Broad Market Fixed Income Fund    68,732,344.00
            The BBH Tax-Efficient Equity Fund             11,225,700.00

        (iii)Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fee payable to the Commission:
	   As of October 31, 2004"
            The BBH Inflation-Indexed Securities Fund	 -
            The BBH International Equity Fund	 -
            The BBH Broad Market Fixed Income Fund 	 -
            The BBH Tax-Efficient Equity Fund 	 -

        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:

            The BBH Inflation-Indexed Securities Fund 207,932,157.86
            The BBH International Equity Fund         72,121,422.00
            The BBH Broad Market Fixed Income Fund	68,732,344.00
            The BBH Tax-Efficient Equity Fund	      11,225,700.00

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)

             from Item 5(i)]:     79,951,314.00

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item
             5(iv) from Item 5(i):               	 -


        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                        x .000117.7

       (viii)Registration fee due [multiply Item 5(v) by Item
           5 (vii) (enter ""0"" if no fee is due):    9,410.27

6.      Prepaid Shares

     If the response to Item 5(i) was determined  by  deducting an  amount  of
     securities that were  registered  under the Securities
 Act of 1933 pursuant
     to rule 24e-2 as in effect  before  [effective  date
 of  rescission of rule
    24e-2],  then  report the amount of  securities
 (number of shares or other
     units deducted here:  _____ . If there is a
 number of shares or other units
     that were registered  pursuant to rule 24e-2
 remaining unsold at the end of
     the fiscal year for which this form is filed
that are  available for use by
    the issuer in future fiscal years, then state
 that number here: _____.	 -

7.   Interest  due - if this Form is being filed
 more than 90 days after the
     end of the issuer's fiscal year
 (see Instruction D):	 -



8.   Total of the amount of the  registration
  fee due plus any  interest due
     [line 5(vii) plus line 7]:	9,410.27



9.   Date the  registration  fee and any
 interest  payment  was sent to the
     Commission's lockbox depository:

January 24, 2005

     Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

This report has been signed below by the
 following persons on behalf of the
issuer and in the capacities and on the
 dates indicated.

By (Signature and Title)* /S/ JOHN C. SMITH II
                         John C. Smith II
                         Assistant Treasurer

January 24, 2005

  *Please print the name and title of
 the signing officer below the signature.